Deferred Income Tax - Summary of Movement in Net Deferred Income Tax Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 2,484	$ 2,551
Translation adjustment	(34)	41
Net (income)/expense for the year	103	(95)
Arising on acquisition (note 30)	37
Disposal	1	(3)
Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income	44	(11)
Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity	(10)	1
Ending balance	$ 2,625	$ 2,484